Segmented information (Tables)	3 Months Ended
Mar. 31, 2026
Segmented Information
Schedule of property and equipment by geographic segment	Property and equipment of the Company are located as follows:
	March 31, 2026	December 31, 2025

United States	$2,723	$2,851
Europe	29	21
Asia/Pacific	152	183
	$2,904	$3,055

Schedule of sales to major customers

A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:

Three months ended March 31,	2026	2025

Customer A	$-	$2,413
Customer B	190	228
Customer C	188	345
	$378	$2,986